Share Capital	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share Capital	Share Capital
Holders of ordinary shares are entitled to receive such dividends as may be recommended by the Board of Directors of the Company and approved by the shareholders and/or such interim dividends as the Board of Directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares are repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

(a)Share based payments

During the year ended December 31, 2024, 311,040 options were exercised at an average exercise price of $116.31 per share for total proceeds of $36.2 million. During the year ended December 31, 2024, 120,458 ordinary shares were issued in respect of certain RSUs and 9,975 ordinary shares were issued in respect of PSUs previously awarded by the Company.
During the year ended December 31, 2023, 535,705 options were exercised at an average exercise price of $95.12 per share for total proceeds of $51.0 million. During the year ended December 31, 2023, 188,800 ordinary shares were issued in respect of certain RSUs and 47,026 ordinary shares were issued in respect of PSUs previously awarded by the Company.

    During the year ended December 31, 2022, 348,286 options were exercised at an average exercise price of $102.87 per share for total proceeds of $35.8 million. During the year ended December 31, 2022, 195,029 ordinary shares were issued in respect of certain RSUs and 46,087 ordinary shares were issued in respect of PSUs previously awarded by the Company.

(b)Share Repurchase Program

The Company can acquire up to 10% of its outstanding ordinary shares (by way of redemption), in accordance with Irish law and the Company’s constitutional documents through open market share acquisitions. A resolution was passed at the Company’s Annual General Meeting (“AGM”) on July 23, 2024, which renewed the authorization for the Directors to purchase (buyback) up to 10% of the outstanding shares in the Company.

On February 20, 2024, the Company's Board of Directors authorized a new buyback program of up to $500.0 million of the outstanding ordinary shares of the Company. On October 22, 2024, the Company's Board of Directors authorized an additional buyback program of up to $250.0 million of the outstanding ordinary shares of the Company.

All ordinary shares that are redeemed under the buyback program will be canceled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenominated capital fund as required under Irish Company law.

During the year ended December 31, 2024, 2,179,699 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $500.0 million.

No ordinary shares were redeemed by the Company during the year ended December 31, 2023.

During the year ended December 31, 2022, 420,530 ordinary shares were redeemed by the Company for total consideration of $100.0 million.

Under the repurchase program, a broker purchased or may purchase the Company's shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was and may be in the future designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information or due to applicable insider trading laws or self-imposed trading blackout periods. The Company's instructions to the broker in such cases were or may in the future be irrevocable and the trading decisions in respect of the repurchase program were made or will be made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.